UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment /_/; Amendment Number:  _______

This Amendment (Check only one):      /_/   is a restatement.
                                      /_/   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Mark E. Schwarz

Address:  Newcastle Partners, L.P.
          300 Crescent Court, Suite 1110
          Dallas, Texas 75201

Form 13F File Number: 28-11175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Schwarz
Title:  N/A
Phone:  (214) 661-7474

Signature, Place, and Date of Signing:

        /s/ Mark E. Schwarz      Dallas, Texas, August 14, 2006
        -------------------

Report Type (Check only one):

/_/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
        reported  by  other  reporting   manager(s).)

List of Other Managers Reporting for this Manager:


                Form 13F File Number         Name

                28-11175                     Newcastle Partners, L.P.
                ---------------------------  -----------------------------